COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Bank guarantee to secure lease agreements	$ 6,815	$ 6,871
Total undiscounted cash flows	$ 4,318
Lease term	5 years